Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
Unaudited Pro Forma Consolidated Results

The results of operations of McKechnie Aerospace are included in the Company’s consolidated financial statements from the date of the transaction. The Company recorded net sales of $212.2 million from the date of acquisition through September 30, 2011. It is impracticable to determine a meaningful measure of the earnings of the acquired business from the date of acquisition through September 30, 2011 because certain McKechnie Aerospace plant facilities have been integrated into other TransDigm operations. Had the McKechnie acquisition and related financing transactions occurred at the beginning of the fiscal year ended September 30, 2010, unaudited pro forma consolidated results for the year ended September 30, 2011 would have been as follows (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2011	2010
Net sales	$1,247,386	$1,033,059

Net income applicable to common stock from continuing operations	$217,575	$44,614

Net earnings per share from continuing operations:
Basic and diluted	$4.08	$0.84

AmSafe Global Holdings, Inc.
Purchase Price Allocation Estimated Fair Values of Assets Acquired Liabilities Assumed

The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$127,600
Property, plant and equipment	20,794
Intangible assets	270,500
Goodwill	403,025
Other	4,239

Total assets acquired	$826,158

Liabilities assumed:
Current liabilities	$24,152
Deferred income taxes—long term	49,343
Other noncurrent liabilities	2,932

Total liabilities assumed	$76,427

Net assets acquired	$749,731

McKechnie Aerospace Holdings, Inc.
Purchase Price Allocation Estimated Fair Values of Assets Acquired Liabilities Assumed

The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$109,289
Property, plant and equipment	48,901
Intangible assets	433,000
Goodwill	864,934

Total assets acquired	$1,456,124

Liabilities assumed:
Current liabilities	$40,004
Deferred income taxes—long term	118,591
Other noncurrent liabilities	31,837

Total liabilities assumed	$190,432

Net assets acquired	$1,265,692